Treasury Risk Management - Disclosure of group's exposure to and management of risks (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Commodity price risk | Commodity derivatives
Treasury Risk Management
Value of commodity derivatives	€ 262	€ 296
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity due to reasonably possible increase in designated risk component	€ 24	€ 42
Percentage of reasonably possible decrease in risk assumption	10.00%	10.00%
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	€ (24)	€ (42)
Interest rate risk | Fixed interest rate
Treasury Risk Management
Percentage of entity's interest bearing financial liabilities	96.00%	73.00%